SCHEDULE OF INVESTMENT IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	$ 19,480		$ 19,480		$ 9,368
Estimated Fair Value	19,352		19,352		9,449
Deposit / (Withdraw)			9,517
Dividends, Interest and Income			514
Gross Unrealized Gains / (Losses)	(131)	$ 3	(128)	$ 97
Fixed Income Investments [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	19,395		19,395		9,289
Estimated Fair Value	19,267		19,267		9,370
Deposit / (Withdraw)			9,511
Dividends, Interest and Income			514
Gross Unrealized Gains / (Losses)			(128)
Investment Certificate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	85		85		79
Estimated Fair Value	$ 85		85		$ 79
Deposit / (Withdraw)			6
Dividends, Interest and Income
Gross Unrealized Gains / (Losses)